Note 5 - Property and Equipment: Property, Plant and Equipment (Details) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Property and equipment	$ 51,960	$ 51,960	$ 50,833
Mining machinery and equipment
Property and equipment	$ 51,960	$ 51,960